OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 23, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Multi-State Municipal Trust
Post-Effective Amendment No. 44 under the Securities Act
and Amendment No. 45 under the Investment Company Act
File Nos. 811-05867 and 33-30198

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Multi-State Municipal Trust (the “Trust”), with respect to Oppenheimer New Jersey Municipal Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 44 under the Securities Act and Amendment No. 45 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made to (i) include audited financial statements of the Fund for the fiscal year ended July 31, 2011, together with a copy of a signed Independent Registered Public Accounting Firm's consent; (ii) update performance information; and (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective November 28, 2011, as indicated on the facing page.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310
tedwards@oppenheimerfunds.com

            Sincerely,

/s/Edward Gizzi

Edward Gizzi

Vice President & Assistant Counsel

212.323.5217
akantesaria@oppenheimerfunds.com

cc:     Valerie Lithotomos, Esq.

          K&L Gates LLP

            Nancy S. Vann, Esq.

         Gloria LaFond